Net Loss Per Share Attributable to Common Stockholders (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Net Loss Per Share Attributable to Common Stockholders
Schedule of basic and diluted net loss per share attributable to common stockholders

	2021	2020
Numerator:
Net Loss	$(15,022)	$(1,507)
Denominator:
Weighted average common shares outstanding, basic and diluted	100,817,385	58,621,041
Net loss per share attributable to common stockholders, basic and diluted	$(0.15)	$(0.03)

	2020	2019	2018
Numerator:
Net loss	$(6,552)	$(12,678)	$(6,560)
Denominator:
Weighted average shares outstanding, basic and diluted	58,621,042	56,737,364	50,325,203
Net loss per share attributable to common stockholders, basic and diluted	$(0.11)	$(0.22)	$(0.13)

Schedule of potentially dilutive securities excluded from the computation of diluted net loss per share

	2021	2020
Public warrants	10,185,774	—
Private warrants	6,074,310	—
Earnout RSUs	640,421	—
Earnout shares	6,945,732	—
Convertible notes payable	—	2,918,556
Historic warrants	—	645,167
Stock options outstanding to purchase shares of common stock	6,886,205	4,926,397
Total	30,732,442	8,490,120

	2020	2019	2018
Convertible notes payable	3,556,335	2,876,492	—
Stock warrants	777,265	699,026	239,121
Stock options outstanding to purchase shares of common stock	5,532,863	4,416,762	4,247,318
Total	9,866,462	7,992,280	4,486,439